Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000118601 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	9.60%	11.52%	4.83%	7.04%
C000118599 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	3.71%	5.39%	3.44%	6.19%
C000118599 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	9.46%	11.23%	4.56%	6.76%
C000118600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	8.02%	9.39%	3.79%	6.14%
C000118600 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	9.02%	10.39%	3.79%	6.14%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	14.30%	21.50%	14.59%	12.86%
FTSE Nareit All Equity REITs Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Net Index
Average Annual Return, Percent	9.51%	9.77%	3.38%	5.61%